UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01228
Van Kampen Growth and Income Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 2/28/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.4%
Aerospace & Defense 0.5%
General Dynamics Corp.	479,800	$34,809,490

Air Freight & Logistics 0.8%
FedEx Corp.	593,800	50,330,488

Apparel Retail 0.8%
Gap, Inc.	2,294,800	49,338,200

Application Software 0.5%
Amdocs Ltd. (Guernsey) (a)	1,114,300	32,403,844

Asset Management & Custody Banks 0.7%
State Street Corp.	1,013,100	45,498,321

Automobile Manufacturers 0.5%
Ford Motor Co. (a)	3,011,700	35,357,358

Biotechnology 0.5%
Genzyme Corp. (a)	570,000	32,604,000

Broadcasting & Cable TV 1.4%
Comcast Corp., Class A	5,482,668	90,135,062

Broadcasting — Diversified 1.0%
Time Warner Cable, Inc.	1,449,086	67,657,825

Communications Equipment 1.6%
Cisco Systems, Inc. (a)	4,143,400	100,808,922

Computer Hardware 2.8%
Dell, Inc. (a)	3,754,022	49,665,711
Hewlett-Packard Co.	2,549,500	129,489,105

		179,154,816

Consumer Electronics 1.5%
Sony Corp. — ADR (Japan)	2,924,900	99,768,339

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks 1.6%
U.S. Bancorp	1,421,100	$34,973,271
Wells Fargo & Co.	2,595,400	70,958,236

		105,931,507

Diversified Chemicals 3.0%
Bayer AG — ADR (Germany)	1,332,700	88,572,708
Dow Chemical Co.	2,619,200	74,149,552
PPG Industries, Inc.	522,400	32,148,496

		194,870,756

Diversified Commercial & Professional Services 0.5%
Cintas Corp.	1,369,500	33,949,905

Diversified Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	613,500	46,110,660

Drug Retail 1.0%
Walgreen Co.	1,762,300	62,103,452

Electric Utilities 4.1%
American Electric Power Co., Inc.	3,977,855	133,735,485
Edison International, Inc.	854,400	27,879,072
Entergy Corp.	661,881	50,283,100
FirstEnergy Corp.	1,421,100	54,925,515

		266,823,172

Electronic Equipment Manufacturers 0.7%
Agilent Technologies, Inc. (a)	1,397,100	43,952,766

Food Distributors 1.1%
Sysco Corp.	2,423,300	70,033,370

Gold 0.4%
Newmont Mining Corp.	571,900	28,183,232

Health Care Distributors 0.7%
Cardinal Health, Inc.	1,245,700	42,316,429

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Equipment 2.1%
Boston Scientific Corp. (a)	4,964,400	$38,424,456
Covidien PLC (Ireland)	1,931,275	94,864,228

		133,288,684

Home Improvement Retail 1.9%
Home Depot, Inc.	3,882,100	121,121,520

Human Resource & Employment Services 1.1%
Manpower, Inc.	769,810	39,660,611
Robert Half International, Inc.	1,192,000	33,256,800

		72,917,411

Hypermarkets & Super Centers 2.1%
Wal-Mart Stores, Inc.	2,458,200	132,914,874

Industrial Conglomerates 5.4%
General Electric Co.	12,071,100	193,861,866
Siemens AG — ADR (Germany)	712,100	61,425,746
Tyco International Ltd. (Switzerland)	2,553,075	92,063,884

		347,351,496

Industrial Machinery 2.0%
Dover Corp.	1,853,400	83,884,884
Ingersoll-Rand PLC (Ireland)	1,367,010	43,621,289

		127,506,173

Insurance Brokers 3.1%
Marsh & McLennan Cos., Inc.	8,579,400	199,213,668

Integrated Oil & Gas 7.9%
BP PLC — ADR (United Kingdom)	1,194,500	63,559,345
ConocoPhillips	1,054,780	50,629,440
Exxon Mobil Corp.	1,300,000	84,500,000
Hess Corp.	803,000	47,216,400
Occidental Petroleum Corp.	1,865,800	148,984,130

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, Class A — ADR (United Kingdom)	2,125,500	$116,349,870

		511,239,185

Integrated Telecommunication Services 0.9%
Verizon Communications, Inc.	2,088,514	60,420,710

Internet Software & Services 2.8%
eBay, Inc. (a)	5,900,300	135,824,906
Yahoo!, Inc. (a)	2,887,900	44,213,749

		180,038,655

Investment Banking & Brokerage 1.4%
Charles Schwab Corp.	5,082,600	93,062,406

Managed Health Care 1.5%
UnitedHealth Group, Inc.	2,843,100	96,267,366

Motorcycle Manufacturers 0.5%
Harley-Davidson, Inc.	1,355,900	33,368,699

Movies & Entertainment 4.3%
Time Warner, Inc.	3,901,600	113,302,464
Viacom, Inc., Class B (a)	5,527,100	163,878,515

		277,180,979

Office Services & Supplies 0.5%
Avery Dennison Corp.	1,026,900	32,450,040

Oil & Gas Equipment & Services 2.2%
Schlumberger Ltd. (Netherlands Antilles)	1,308,740	79,964,014
Smith International, Inc.	1,502,400	61,583,376

		141,547,390

Oil & Gas Exploration & Production 3.4%
Anadarko Petroleum Corp.	2,214,000	155,267,820
Devon Energy Corp.	973,500	67,035,210

		222,303,030

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Other Diversified Financial Services 8.2%
Bank of America Corp.	9,607,200	$160,055,952
Citigroup, Inc. (a)	14,345,000	48,773,000
JPMorgan Chase & Co.	7,716,682	323,869,143

		532,698,095

Packaged Foods & Meats 2.8%
Kraft Foods, Inc., Class A	4,728,100	134,419,883
Unilever NV (Netherlands)	1,580,200	47,548,218

		181,968,101

Personal Products 0.7%
Estee Lauder Cos., Inc., Class A	749,700	45,079,461

Pharmaceuticals 6.9%
Abbott Laboratories	980,000	53,194,400
Bristol-Myers Squibb Co.	4,577,900	112,204,329
Merck & Co., Inc.	2,820,671	104,026,347
Pfizer, Inc.	5,809,600	101,958,480
Roche Holdings, Inc. — ADR (Switzerland)	1,815,400	75,895,520

		447,279,076

Property & Casualty Insurance 1.8%
Chubb Corp.	1,438,500	72,586,710
Travelers Cos., Inc.	783,986	41,229,824

		113,816,534

Regional Banks 3.7%
BB&T Corp.	1,999,600	57,048,588
Fifth Third Bancorp	3,598,500	43,937,685
First Horizon National Corp. (a)	1,352,926	17,317,453
PNC Financial Services Group, Inc.	2,290,000	123,110,400

		241,414,126

Reinsurance 0.3%
Transatlantic Holdings, Inc.	393,300	19,547,010

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Semiconductor Equipment 0.6%
Lam Research Corp. (a)	1,074,809	$36,446,773

Semiconductors 1.1%
Intel Corp.	3,609,800	74,109,194

Soft Drinks 0.4%
Coca-Cola Co.	547,000	28,837,840

Systems Software 0.2%
Symantec Corp. (a)	900,845	14,908,985

Wireless Telecommunication Services 1.2%
Vodafone Group PLC — ADR (United Kingdom)	3,495,600	76,099,212

Total Long-Term Investments 97.4% (Cost $5,928,080,865)		6,306,538,607

Repurchase Agreements 1.8%
Banc of America Securities ($21,180,534 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 02/26/10, to be sold on 03/01/10 at $21,180,710)		21,180,534
JPMorgan Chase & Co. ($90,177,727 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.09%, dated 02/26/10, to be sold on 03/01/10 at $90,178,404)		90,177,727
State Street Bank & Trust Co. ($4,157,739 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/26/10, to be sold on 03/01/10 at $4,157,742)		4,157,739

Total Repurchase Agreements 1.8% (Cost $115,516,000)		115,516,000

Total Investments 99.2% (Cost $6,043,596,865)		6,422,054,607

Other Assets in Excess of Liabilities 0.8%		54,484,207

Net Assets 100.0%		$6,476,538,814

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued
Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued
Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$34,809,490	$—	$—	$34,809,490
Air Freight & Logistics	50,330,488	—	—	50,330,488
Apparel Retail	49,338,200	—	—	49,338,200
Application Software	32,403,844	—	—	32,403,844
Asset Management & Custody Banks	45,498,321	—	—	45,498,321
Automobile Manufacturers	35,357,358	—	—	35,357,358
Biotechnology	32,604,000	—	—	32,604,000
Broadcasting & Cable TV	90,135,062	—	—	90,135,062
Broadcasting — Diversified	67,657,825	—	—	67,657,825
Communications Equipment	100,808,922	—	—	100,808,922
Computer Hardware	179,154,816	—	—	179,154,816
Consumer Electronics	99,768,339	—	—	99,768,339
Diversified Banks	105,931,507	—	—	105,931,507

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Diversified Chemicals	$106,298,048	$88,572,708	$—	$194,870,756
Diversified Commercial & Professional Services	33,949,905	—	—	33,949,905
Diversified Metals & Mining	46,110,660	—	—	46,110,660
Drug Retail	62,103,452	—	—	62,103,452
Electric Utilities	266,823,172	—	—	266,823,172
Electronic Equipment Manufacturers	43,952,766	—	—	43,952,766
Food Distributors	70,033,370	—	—	70,033,370
Gold	28,183,232	—	—	28,183,232
Health Care Distributors	42,316,429	—	—	42,316,429
Health Care Equipment	133,288,684	—	—	133,288,684
Home Improvement Retail	121,121,520	—	—	121,121,520
Human Resource & Employment Services	72,917,411	—	—	72,917,411
Hypermarkets & Super Centers	132,914,874	—	—	132,914,874
Industrial Conglomerates	347,351,496	—	—	347,351,496
Industrial Machinery	127,506,173	—	—	127,506,173
Insurance Brokers	199,213,668	—	—	199,213,668
Integrated Oil & Gas	511,239,185	—	—	511,239,185
Integrated Telecommunication Services	60,420,710	—	—	60,420,710
Internet Software & Services	180,038,655	—	—	180,038,655
Investment Banking & Brokerage	93,062,406	—	—	93,062,406
Managed Health Care	96,267,366	—	—	96,267,366
Motorcycle Manufacturers	33,368,699	—	—	33,368,699
Movies & Entertainment	277,180,979	—	—	277,180,979
Office Services & Supplies	32,450,040	—	—	32,450,040
Oil & Gas Equipment & Services	141,547,390	—	—	141,547,390

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Oil & Gas Exploration & Production	$222,303,030	$—	$—	$222,303,030
Other Diversified Financial Services	532,698,095	—		532,698,095
Packaged Foods & Meats	181,968,101	—	—	181,968,101
Personal Products	45,079,461	—	—	45,079,461
Pharmaceuticals	371,383,556	75,895,520	—	447,279,076
Property & Casualty Insurance	113,816,534	—	—	113,816,534
Regional Banks	241,414,126	—	—	241,414,126
Reinsurance	19,547,010	—	—	19,547,010
Semiconductor Equipment	36,446,773	—	—	36,446,773
Semiconductors	74,109,194	—	—	74,109,194
Soft Drinks	28,837,840	—	—	28,837,840
Systems Software	14,908,985	—	—	14,908,985
Wireless Telecommunication Services	76,099,212	—	—	76,099,212
Repurchase Agreements	—	115,516,000	—	115,516,000

Total Investments in an Asset Position	$6,142,070,379	$279,984,228	$—	$6,422,054,607

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Growth and Income Fund

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
 Date: April 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
 Date: April 15, 2010

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
 Date: April 15, 2010